RESTRICTED CASH TO BE TRANSFERRED TO CUSTOMERS IN RESPECT OF PROCESSING ACTIVITY	12 Months Ended
Dec. 31, 2022
Disclosure Of Restricted Cash [Abstract]
RESTRICTED CASH TO BE TRANSFERRED TO CUSTOMERS IN RESPECT OF PROCESSING ACTIVITY

NOTE 8 - RESTRICTED CASH TO BE TRANSFERRED TO CUSTOMERS IN RESPECT OF PROCESSING ACTIVITY

Nayax Europe, a subsidiary of the Group, holds a Payment Institution License from the central bank of Lithuania and is licensed to hold and transfer funds to the Group’s customers across Europe for the purpose of the Group processing activity in Europe. In accordance with the requirements of the central bank of Lithuania, the funds of Nayax Europe’s customers are held in a segregated account before being transferred to customers. As of December 31, 2022 and 2021, $34,119 and $23,695 thousand, respectively, were held in segregated accounts for the Group's customers.